Filed Pursuant to Rule 497(a)
File No. 333-166636

Participating in Corporate America’s Growth Business Development Corporation of America Main Street Capital Corporation Senior Management Team Vincent D. Foster – Chief Executive Officer Mr. Foster currently serves as Chief Executive O_cer and a member of the investment committee for Main Street Capital Corporation. He has been Chairman of the Board of Directors since April 2007. Mr. Foster also serves as a founding director of Quanta Services, Inc. (NYSE: PWR), which provides specialty contracting services to the power, natural gas and telecommunications industries; Team, Inc. (NASDAQ: TISI), which provides specialty contracting services to the petrochemical, re_ning, electric power and other heavy industries; and Carriage Services, Inc. (NYSE: CSV), a death-care company. In addition, He is a founding director of the Texas TriCities Chapter of the National Association of Corporate Directors. Mr. Foster, a C.P.A., had a 19-year career with Arthur Andersen, LLP, where he was a partner from 1988-1997. He was the director of the company’s Corporate Finance and Mergers and Acquisitions practice for the Southwest United States and specialized in working with companies involved in consolidating their respective industries. Mr. Foster received the Ernst & Young Entrepreneur of the Year 2008 Award in the _nancial services category in the Houston & Gulf Coast Area. He graduated from Michigan State University and received his J.D. from Wayne State University Law School. Todd A. Reppert – President and Chief Financial Officer Mr. Reppert currently serves as President and Chief Financial O_cer of Main Street Capital Corporation. Since 2002, Mr. Reppert has been a senior managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC. He also was a senior managing director of the general partner for Main Street Capital II, a Small Business Investment Company (SBIC) he co-founded, since January 2006. From 2000 to 2002, Mr. Reppert was a senior managing director of the predecessor entity of Main Street Mezzanine Fund. Prior to that, Mr. Reppert was a principal of Sterling City Capital, LLC, a private investment group focused on small to middle-market companies. Mr. Reppert joined Arthur Andersen, LLP in 1990, where he assisted in several industry consolidation initiatives, as well as numerous corporate _nance and merger/acquisition initiatives. Curtis L. Hartman – Senior Vice President Mr. Hartman currently serves as a Senior Vice President at Main Street Capital Corporation. He was a managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC since 2002 and a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, he was a director of the predecessor entity of Main Street Mezzanine Fund and from 1999 to 2000, Mr. Hartman was an investment adviser for Sterling City Capital, LLC. Concurrently with joining Sterling City Capital, he joined United Glass Corporation, a Sterling City Capital portfolio company, as director of corporate development. Prior to joining Sterling City Capital, Mr. Hartman was a manager with PricewaterhouseCoopers LLP, in its M&A/Transaction Services group. He also served as a senior auditor with Deloitte & Touche LLP prior to his employment with PricewaterhouseCoopers. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is quali_ed in its entirety by the terms of the current prospectus. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The o_ering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522. Some of these risk factors include: (1) We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may _uctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. For Additional Risk Factors, Please See the Reverse.

Dwayne L. Hyzak – *Senior Vice President*

Mr. Hyzak currently serves as a Senior Vice President at Main Street Capital Corporation. He has been a managing director of Main Street Mezzanine Management LLC and Main Street Capital Partners, LLC since 2002. Mr. Hyzak has also been a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, Mr. Hyzak was a director of integration with Quanta Services, Inc. (NYSE: PWR), where he was principally focused on the company's mergers and acquisitions and corporate finance activities. Prior to joining Quanta Services, Inc., he was a manager with Arthur Andersen LLP in its Transaction Advisory Services group.



David L. Magdol – *Senior Vice President*

Mr. Magdol currently serves as a Senior Vice President and a member of the investment committee at Main Street Capital Corporation. Mr. Magdol has been a managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC since 2002 and a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, Mr. Magdol was a vice president in the Investment Banking Group of Lazard Freres & Co. LLC. From 1996 to 2000, He served as a vice president of McMullen Group, a private equity investment firm capitalized by Dr. John J. McMullen from 1996 to 2000. Prior to joining the McMullen Group, Mr. Magdol worked in the Structured Finance Services Group of Chemical Bank as a management associate from 1993 to 1996.

About Main Street Capital Corporation

Main Street Capital Corporation ("Main Street") was founded in 1997 and is based in Houston, Texas. The company is a New York Stock Exchange—listed Business Development Company ("BDC") and trades under the ticker symbol "MAIN." Its investment focus is on providing customized debt and equity financing to lower middle market companies that operate in diverse industry sectors as well as opportunistically purchasing over-the-counter debt securities. The members of Main Street's investment team have extensive investment backgrounds, with prior experience at private investment funds, investment banks and other financial services companies. Main Street currently has customized debt and equity investments in 44 portfolio companies. Senior management at Main Street has spent the last 15 years working together and will contribute their knowledge, resources and talent to select institutional-quality investments for Business Development Corporation of America ("BDCA").

BDCA intends to leverage the expertise of Main Street in analyzing, sourcing, evaluating and structuring investments to offer customized financing solutions to mid-sized companies. Main Street has substantial experience in loan origination and investing in the types of companies and securities BDCA expects to acquire. BDCA's intends to incorporate a longer-term investment strategy that is similar to Main Street's current strategy. The network of relationships between Main Street's investment team and BDCA Adviser's senior management team will be key channels through which BDCA will access significant investment opportunities. Key members of BDCA's advisor include Nicholas S. Schorsch, William M. Kahane, Brian S. Block and Peter M. Budko.

Learn More About BDCA's Sub-Advisor, Main Street Capital.

Please visit the following links for more information on Main Street's team, strategy and track record. *Information on Main Street's website is focused exclusively on their publicly traded company and is in no way affiliated with BDCA.*

- **Team:** *http://www.mainstcapital.com/team.php*
- **Strategy:** *http://www.mainstreethouston.com/about.php*
- **Track Record:** *http://ir.mainstcapital.com/events.cfm* *(Select Main Street's most recent investor presentation for more details)*

RC SECURITIES

Realty Capital Securities, LLC *(Member FINRA/SIPC)* is the dealer manager for Business Development Corporation of America, an affiliate. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America, including risks, charges and expenses, refer to our prospectus. **RISK FACTORS** *(Continued):* (2) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources; (3) We may not be able to pay distributions or distributions may not grow; (4) This is an IPO for a non-traded security, and no public market exists for these shares so you will have limited ability to sell; (5) No investments have been identified for the underlying portfolio, and you will be unable to evaluate the investments prior to purchase; (6) We are a new company and have no operating history; (7) Economic conditions could affect our ability to borrow and limit our ability to meet our investment objectives; (8) There could be conflicts of interest between our advisor, its affiliates, and the sub-advisors relating to compensation, investment opportunities, and management resources; (9) We may borrow funds to make investments, exposing us to the risks of leverage. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested. Any assets acquired with leverage will be subject to management fees payable to our Advisers; (10) A significant portion of our portfolio will be recorded at fair value by our Board of Directors, and as a result there will be uncertainty as to the value of the portfolio; (11) The Board of Directors has the right to change operating policies and strategies; (12) Economic recessions or downturns such as the one we are currently experiencing could impair our portfolio companies and harm our operating results; and (13) An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies.